Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 06, 2017	Jun. 26, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Mar. 15, 2017	Dec. 31, 2016	Aug. 16, 2016	Aug. 08, 2016
Securities Purchase Agreement Aggregate Principal		$ 78,500
Convertible Notes Payable, Noncurrent								$ 150,000	$ 30,000
Convertible Debt			$ 210,000	$ 0	$ 0		$ 210,000	$ 210,000
Common Stock Issued For Convertible Debt Stock Issued			1,400,000
Interest Paid				$ 6,115
Subsequent Event, Description					On June 26, 2017 IronClad entered into a Securities Purchase Agreement to issue a 12% convertible note payable for an aggregate principal amount of $78,500 with the intent of meeting certain conditions precedent to closing and funding on or before July 7, 2017. The closing conditions were met prior to that date and the convertible note payable was closed and funded on July 6, 2017. The Company received cash proceeds of $75,000 net of transaction costs of $3,500.
Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.15
Debt Related Commitment Fees and Debt Issuance Costs	$ 3,500
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Proceeds from Notes Payable	75,000
Debt Related Commitment Fees and Debt Issuance Costs	$ 3,500
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage		12.00%	5.00%
Convertible Debt [Member] | InterLok Key Management Inc [Member]
Debt Instrument, Convertible, Conversion Price									$ 0.15
Debt Instrument, Interest Rate, Stated Percentage									5.00%